Significant Accounting Policies - Impact of IFRS 16 on Group Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impact of initial application of new accounting standards [line item]
Revenue from fee business	$ 1,510	$ 1,486	$ 1,379
Revenue from owned, leased and managed lease hotels	573	447	351
System Fund revenues	1,373	1,233	1,242
Reimbursement of costs	1,171	1,171	1,103
Total revenue	4,627	4,337	4,075
Cost of sales	(790)	(688)	(554)
System Fund expenses	(1,422)	(1,379)	(1,276)
Reimbursed costs	(1,171)	(1,171)	(1,103)
Administrative expenses	(385)	(415)	(355)
Share of (losses)/gains of associates and joint ventures	(3)	(1)	3
Other operating income	21	14	84
Depreciation and amortisation	(116)	(115)	(112)
Impairment charges	(131)		(18)
Operating profit	630	582	744
Financial income	6	5	4
Financial expenses	(121)	(101)	(95)
Fair value losses on contingent purchase consideration	27	(4)
Profit before tax	542	482	653
Tax	(156)	(132)	(118)
Profit for the year from continuing operations	$ 386	350	535
Previously reported [member]
Disclosure of impact of initial application of new accounting standards [line item]
Revenue from fee business		1,486	1,379
Revenue from owned, leased and managed lease hotels		447	351
System Fund revenues		1,233	1,242
Reimbursement of costs		1,171	1,103
Total revenue		4,337	4,075
Cost of sales		(706)	(571)
System Fund expenses		(1,379)	(1,276)
Reimbursed costs		(1,171)	(1,103)
Administrative expenses		(448)	(388)
Share of (losses)/gains of associates and joint ventures		(1)	3
Other operating income		14	84
Depreciation and amortisation		(80)	(78)
Impairment charges			(18)
Operating profit		566	728
Financial income		5	4
Financial expenses		(82)	(76)
Fair value losses on contingent purchase consideration		(4)
Profit before tax		485	656
Tax		(133)	(115)
Profit for the year from continuing operations		352	541
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of impact of initial application of new accounting standards [line item]
Cost of sales		18	17
Administrative expenses		33	33
Depreciation and amortisation		(35)	(34)
Operating profit		16	16
Financial expenses		(19)	(19)
Profit before tax		(3)	(3)
Tax		1	(3)
Profit for the year from continuing operations		(2)	(6)
Restated [member]
Disclosure of impact of initial application of new accounting standards [line item]
Revenue from fee business		1,486	1,379
Revenue from owned, leased and managed lease hotels		447	351
System Fund revenues		1,233	1,242
Reimbursement of costs		1,171	1,103
Total revenue		4,337	4,075
Cost of sales		(688)	(554)
System Fund expenses		(1,379)	(1,276)
Reimbursed costs		(1,171)	(1,103)
Administrative expenses		(415)	(355)
Share of (losses)/gains of associates and joint ventures		(1)	3
Other operating income		14	84
Depreciation and amortisation		(115)	(112)
Impairment charges			(18)
Operating profit		582	744
Financial income		5	4
Financial expenses		(101)	(95)
Fair value losses on contingent purchase consideration		(4)
Profit before tax		482	653
Tax		(132)	(118)
Profit for the year from continuing operations		$ 350	$ 535